Stockholders' Equity - Warrants (Detail Textuals 5) (USD $)	9 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 08, 2011 Merger Agreement	Sep. 30, 2011 Merger Agreement	Dec. 31, 2011 Merger Agreement Selling, General and Administrative Expenses	Nov. 15, 2011 Merger Agreement Comamtech, Inc. ("Comamtech") Common Stock	Nov. 15, 2011 Services agreement Common Stock	Sep. 30, 2011 Exchange Agreement (the "Exchange Agreement") Common Stock	Jun. 30, 2011 Exchange Agreement (the "Exchange Agreement") Chief Financial Officer	Dec. 31, 2011 Exchange Agreement (the "Exchange Agreement") Chief Financial Officer Loss on debt extinguishment	Jun. 30, 2011 Exchange Agreement (the "Exchange Agreement") Note holder	Dec. 31, 2011 Exchange Agreement (the "Exchange Agreement") Note holder Loss on debt extinguishment	Sep. 30, 2011 Exchange Agreement (the "Exchange Agreement") Robert Chaiken Common Stock	Sep. 30, 2011 Note Purchase Agreement (the "Purchase Agreement")	Dec. 31, 2011 Note Purchase Agreement (the "Purchase Agreement") Loss on debt extinguishment	Sep. 30, 2011 Note Purchase Agreement (the "Purchase Agreement") Common Stock
Class of Stock [Line Items]
Shares deemed issued to Comamtech stockholders in exchange for net assets contributed, Shares							2,186,869
Common shares issued in exchange for services, Shares								39,063
Common shares issued in exchange for services			$ 158,000					$ 100,000
Number of shares issued (in shares)										49,000		505,000
Value of shares issued											113,000		1,162,000
Number of shares issued					153,883				116,100					26,906			25,000
Value of shares issued	403,000	6,023,000			354,000				267,000					58,000
Value of cash payment as settlement on merger															80,000	80,000
Fair value of common per shares (in dollars per share)																	$ 2.30
Fair value of common shares																	58,000
Reduction in loss on debt extinguishment															23,000	23,000
Market Price Per Share (in dollars per share)				$ 1.33
Charges						45,000
Purchase of treasury stock			250,000	250,000
Treasury stock amount	$ 205,000	$ 205,000	$ 205,000	$ 205,000